Cover	Mar. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 15, 2024
Entity File Number	001-40202
Entity Registrant Name	Red Cat Holdings, Inc.
Entity Central Index Key	0000748268
Entity Tax Identification Number	88-0490034
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	15 Ave. Munoz Rivera
Entity Address, Address Line Two	Ste 2200
Entity Address, City or Town	San Juan
Entity Address, Country	PR
Entity Address, Postal Zip Code	00901
City Area Code	833
Local Phone Number	373-3228
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	RCAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false